UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,   Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

          (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 10/31/11

Item 1.  Schedule of Investments.

7Twelve Balanced Fund
PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited)

Shares		Value

	BOND FUNDS - 24.7%
825	iShares Barclays TIPS Bond Fund	$ 96,104
1,633	SPDR Barclays Capital Aggregate Bond ETF	95,041
1,554	SPDR Barclays Capital International Treasury Bond ETF	94,965
	TOTAL BOND FUNDS (Cost - $279,182)	286,110

	EQUITY FUNDS - 68.3%
	COMMODITY FUND - 8.2%
3,411	PowerShares DB Commodity Index Tracking Fund *	94,485

	EMERGING MARKETS - 8.6%
2,409	Vanguard MSCI Emerging Markets ETF	99,949

	INTERNATIONAL EQUITY - 8.4%
2,988	Fidelity Spartan International Index Fund	96,766

	LARGE CAP GROWTH - 8.4%
1,694	Vanguard S&P 500 ETF	97,100

	MID CAP GROWTH - 8.5%
612	SPDR S&P MidCap 400 ETF	98,777

	SMALL CAP VALUE - 8.6%
1,562	Vanguard Small-Cap Value ETF	99,343

	SPECIALTY - 17.6%
2,569	iShares S&P North American Natural Resources Sector Index Fund	101,399
1,759	Vanguard REIT ETF	102,268
		203,667

	TOTAL EQUITY FUNDS (Cost - $837,144)	790,087

	SHORT-TERM INVESTMENTS - 8.7%
	MONEY MARKET FUNDS - 8.7%
100,336	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.00% +	100,336
	TOTAL SHORT-TERM INVESTMENTS (Cost - $100,336)

	TOTAL INVESTMENTS - 101.7% (Cost - $1,216,662) (a)	$ 1,176,533
	LIABILITIES LESS OTHER ASSETS - (1.7) %	(19,426)
	NET ASSETS - 100.0%	$ 1,157,107
* Non-income producing security.
+ Reflects yield at October 31, 2011.
7Twelve Balanced Fund
PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited) (Continued)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 4,747
	Unrealized depreciation	(44,876)
	Net unrealized depreciation	$ (40,129)

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

7Twelve Balanced Fund
PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 286,110	$ -	$ -	$ 286,110
Equity Funds	790,087	-	-	790,087
Money Market Funds	100,336	-	-	100,336
Total	$ 1,176,533	$ -	$ -	$ 1,176,533

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1&Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/20/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 12/20/11

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  12/20/11